Stock-Based Compensation - Summary of Assumptions Used in Options (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average volatility	28.56%	33.42%	60.05%
Minimum
Stock Based Compensation [Line Items]
Expected life (years)	3 years 6 months	3 years 6 months	2 years 10 months 6 days
Risk-free interest rate	0.38%	1.18%	1.28%
Expected volatility	28.00%	31.70%	58.00%
Maximum
Stock Based Compensation [Line Items]
Expected life (years)	6 years	6 years	4 years 2 months 1 day
Risk-free interest rate	0.83%	2.23%	2.12%
Expected volatility	30.30%	42.00%	63.00%